Shareholder Report, Holdings (Details) - C000264669	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%